VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
ANNUAL REPORT
DECEMBER 31, 2011

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests.  We take pride in our continued commitment to provide prompt, courteous service to our policyowners.  For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company
and Policyowners of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2011 and 2010, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agent or custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 24, 2012

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2011

ASSETS	Cost	Shares/Units	Market Value
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$16,254,812	16,254,812	$16,254,812
BlackRock U.S. Government Bond Portfolio	5,871,504	523,299	6,044,098
BlackRock Total Return Portfolio	5,916,618	522,953	5,945,973
BlackRock Large Cap Core Portfolio	19,163,634	917,648	17,114,126
BlackRock Capital Appreciation Portfolio	12,211,183	603,925	15,176,643
BlackRock Balanced Capital Portfolio	34,338,938	2,534,311	36,316,671
BlackRock High Yield Portfolio	2,926,175	575,287	2,910,951
BlackRock Global Allocation Portfolio	11,426,307	771,735	10,649,944
	108,109,171		110,413,218

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2013 Trust	20,683	27,945	26,785
2014 Trust	127,392	215,401	211,197
2019 Trust	122,360	227,868	196,172
	270,435		434,154
Total Invested Assets	108,379,606		110,847,372

Dividends Receivable			50,766
Total Assets			110,898,138

LIABILITIES
Payable to Monarch Life Insurance Company			1,845,197
Total Liabilities			1,845,197

Net Assets			$109,052,941

NET ASSETS
For Variable Life Insurance Policies			$109,050,732
Unamortized Allocated Policy Loading			2,209
Total Net Assets			$109,052,941

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2010

ASSETS	Cost	Shares/Units	Market Value
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$13,335,592	13,335,592	$13,335,592
BlackRock Government Income Portfolio	6,009,048	535,487	6,029,582
BlackRock Total Return Portfolio	5,922,264	520,410	5,812,982
BlackRock Large Cap Core Portfolio	19,830,622	973,227	17,926,845
BlackRock Capital Appreciation Portfolio	12,883,506	642,884	17,820,741
BlackRock Balanced Capital Portfolio	37,557,683	2,754,922	38,816,855
BlackRock High Income Portfolio	5,639,623	1,101,630	5,871,690
BlackRock Global Allocation Portfolio	12,629,582	811,763	12,655,390
	113,807,920		118,269,677

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2011 Trust	49,426	68,406	67,826
2013 Trust	20,894	28,531	27,195
2014 Trust	128,347	221,695	211,497
2019 Trust	112,707	216,731	162,726
	311,374		469,244
Total Invested Assets	$114,119,294		118,738,921

Dividends Receivable			74,862
Total Assets			118,813,783

LIABILITIES
Payable to Monarch Life Insurance Company			1,620,227
Total Liabilities			1,620,227

Net Assets			$117,193,556

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

		BlackRock	BlackRock		BlackRock
		Money	U.S. Government	BlackRock	Large Cap
		Market	Bond	Total Return	Core
	Total	Division	Division	Division	Division
Investment Income:
Dividends	$2,846,366	$27	$164,277	$256,334	$229,096
Expenses:
Risk Charges and Administrative Expenses	(666,658)	(86,270)	(32,685)	(31,520)	(102,741)
Transaction Charges	(1,430)	--	--	--	--
Net Investment Income (Loss)	2,178,278	(86,243)	131,592	224,814	126,355

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	463,432	--	427	(37,100)	407,853
Net Unrealized Gains (Losses)	(2,151,861)	--	152,060	138,637	(145,731)
Capital Gain Distributions	207,393	81	58,639	--	--
Net Gains and (Losses)	(1,481,036)	81	211,126	101,537	262,122

Net Increase (Decrease) in Net Assets
Resulting from Operations	697,242	(86,162)	342,718	326,351	388,477

Transfers of Net Premiums	1,429,180	252,226	94,424	104,061	226,063
Transfers of Policy Loading, Net	75	78	--	--	(1)
Transfers Due to Deaths	(2,650,803)	(247,310)	(162,701)	(51,440)	(250,004)
Transfers Due to Other Terminations	(3,894,019)	(463,217)	(58,144)	(142,536)	(929,929)
Transfers Due to Policy Loans	59,945	(184,111)	27,555	27,244	133,513
Transfers of Cost of Insurance	(3,436,216)	(565,719)	(192,595)	(186,816)	(530,750)
Transfers of Net Loan Cost	(346,018)	(50,825)	(18,367)	(15,992)	(52,789)
Transfers Among Investment Divisions	--	4,175,655	(37,977)	53,002	162,408

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(8,837,857)	2,916,777	(347,805)	(212,477)	(1,241,489)

Total Increase (Decrease) in Net Assets	(8,140,615)	2,830,615	(5,087)	113,874	(853,012)
Net Assets - Beginning of Year	117,193,556	13,153,739	5,961,470	5,753,841	17,682,382
Net Assets - End of Year	$109,052,941	$15,984,354	$5,956,385	$5,867,715	$16,829,371

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

	BlackRock	BlackRock	BlackRock	BlackRock
	Capital	Balanced	High	Global
	Appreciation	Capital	Yield	Allocation	2011
	Division	Division	Division	Division	Division
Investment Income:
Dividends	$114,765	$1,016,435	$319,892	745,540	$--
Expenses:
Risk Charges and Administrative Expenses	(92,960)	(218,821)	(25,968)	(73,406)	(77)
Transaction Charges	--	--	--	--	(7)
Net Investment Income (Loss)	21,805	797,614	293,924	672,134	(84)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	374,702	67,679	104,221	(479,964)	18,392
Net Unrealized Gains (Losses)	(1,971,775)	718,561	(247,291)	(802,171)	(18,400)
Capital Gain Distributions	--	--	--	148,673	--
Net Gains and (Losses)	(1,597,073)	786,240	(143,070)	(1,133,462)	(8)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,575,268)	1,583,854	150,854	(461,328)	(92)

Transfers of Net Premiums	160,997	466,909	17,308	101,871	--
Transfers of Policy Loading, Net	(1)	(1)	--	--	--
Transfers Due to Deaths	(259,186)	(1,588,808)	(9,544)	(80,961)	171
Transfers Due to Other Terminations	(455,616)	(1,661,003)	(49,419)	(134,194)	(6)
Transfers Due to Policy Loans	44,776	(248,432)	259,264	(2,018)	--
Transfers of Cost of Insurance	(486,753)	(1,019,932)	(106,425)	(333,311)	439
Transfers of Net Loan Cost	(67,550)	(82,771)	(35,843)	(20,036)	103
Transfers Among Investment Divisions	(15,002)	(24,928)	(3,178,503)	(1,080,092)	(67,515)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(1,078,335)	(4,158,966)	(3,103,162)	(1,548,741)	(66,808)

Total Increase (Decrease) in Net Assets	(2,653,603)	(2,575,112)	(2,952,308)	(2,010,069)	(66,901)
Net Assets - Beginning of Year	17,577,725	38,287,522	5,831,216	12,482,813	66,901
Net Assets - End of Year	$14,924,124	$35,712,411	$2,878,907	10,472,744	$--

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

	2013	2014	2019
	Division	Division	Division
Investment Income:
Dividends	$--	$--	$--
Expenses:
Risk Charges and Administrative Expenses	(136)	(1,167)	(907)
Transaction Charges	(92)	(716)	(615)
Net Investment Income (Loss)	(228)	(1,883)	(1,522)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	353	5,134	1,735
Net Unrealized Gains (Losses)	(199)	655	23,793
Capital Gain Distributions	--	--	--
Net Gains and (Losses)	154	5,789	25,528

Net Increase (Decrease) in Net Assets
Resulting from Operations	(74)	3,906	24,006

Transfers of Net Premiums	20	5,125	176
Transfers of Policy Loading, Net	--	--	--
Transfers Due to Deaths	(57)	(455)	(508)
Transfers Due to Other Terminations	10	14	21
Transfers Due to Policy Loans	--	2,154	--
Transfers of Cost of Insurance	(381)	(10,329)	(3,644)
Transfers of Net Loan Cost	(2)	(1,345)	(601)
Transfers Among Investment Divisions	--	--	12,951

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(410)	(4,836)	8,395

Total Increase (Decrease) in Net Assets	(484)	(930)	32,401
Net Assets - Beginning of Year	26,826	208,612	160,507
Net Assets - End of Year	$26,340	$207,683	$192,908

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

		BlackRock Money Market Division	BlackRock Government Income Division		BlackRock Large Cap Core Division
	Total			BlackRock Total Return Division

Investment Income:
Dividends	$2,322,262	$1,146	$246,080	$273,133	$259,612
Expenses:
Risk Charges and Administrative Expenses	(659,498)	(87,313)	(35,300)	(32,207)	(97,017)
Transaction Charges	(1,555)	--	--	--	--
Net Investment Income (Loss)	1,661,209	(86,167)	210,780	240,926	162,595

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(718,507)	--	784	(57,213)	184,751
Net Unrealized Gains (Losses)	9,240,624	--	169,914	256,193	1,212,072
Capital Gain Distributions	144,249	--	137,708	6,541	--
Net Gains and (Losses)	8,666,366	--	308,406	205,521	1,396,823

Net Increase (Decrease) in Net Assets
Resulting from Operations	10,327,575	(86,167)	519,186	446,447	1,559,418

Transfers of Net Premiums	1,593,113	281,007	103,747	116,231	268,489
Transfers of Policy Loading, Net	115	13	6	6	17
Transfers Due to Deaths	(1,994,412)	(431,387)	(298,873)	(268,245)	(218,417)
Transfers Due to Other Terminations	(4,131,531)	(1,219,945)	(218,119)	(219,405)	(406,239)
Transfers Due to Policy Loans	293,585	237,440	41,325	(50,202)	(43,985)
Transfers of Cost of Insurance	(3,387,648)	(527,537)	(200,061)	(185,292)	(500,190)
Transfers of Net Loan Cost	(363,018)	(79,611)	(18,442)	(14,983)	(50,990)
Transfers Among Investment Divisions	--	3,009	(64,773)	251,347	(350,143)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(7,989,796)	(1,737,011)	(655,190)	(370,543)	(1,301,458)

Total Increase (Decrease) in Net Assets	2,337,779	(1,823,178)	(136,004)	75,904	257,960
Net Assets - Beginning of Year	114,855,777	14,976,917	6,097,474	5,677,937	17,424,422
Net Assets - End of Year	$117,193,556	$13,153,739	$5,961,470	$5,753,841	$17,682,382

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

	BlackRock Capital Appreciation Division	BlackRock Balanced Capital Division	BlackRock High Income Division	BlackRock Global Allocation Division
					2010 Division

Investment Income:
Dividends	$81,706	$934,812	$361,274	164,499	$--
Expenses:
Risk Charges and Administrative Expenses	(87,448)	(220,407)	(27,621)	(69,636)	(12)
Transaction Charges	--	--	--	--	(7)
Net Investment Income (Loss)	(5,742)	714,405	333,653	94,863	(19)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	241,110	(1,218,668)	753,418	(635,417)	5,703
Net Unrealized Gains (Losses)	2,705,012	3,702,066	(424,389)	1,601,966	(5,739)
Capital Gain Distributions	--	--	--	--	--
Net Gains and (Losses)	2,946,122	2,483,398	329,029	966,549	(36)

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,940,380	3,197,803	662,682	1,061,412	(55)

Transfers of Net Premiums	181,851	516,305	17,072	101,375	--
Transfers of Policy Loading, Net	17	38	6	12	--
Transfers Due to Deaths	(180,312)	(495,292)	8,356	(111,089)	122
Transfers Due to Other Terminations	(470,382)	(1,507,077)	(43,425)	(46,927)	4
Transfers Due to Policy Loans	111,747	57,240	(24,552)	(35,428)	--
Transfers of Cost of Insurance	(496,185)	(1,002,672)	(157,383)	(303,566)	256
Transfers of Net Loan Cost	(74,598)	(80,605)	(20,877)	(20,898)	45
Transfers Among Investment Divisions	(124,965)	(696,433)	343,724	633,217	(26,819)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(1,052,827)	(3,208,496)	122,921	216,696	(26,392)

Total Increase (Decrease) in Net Assets	1,887,553	(10,693)	785,603	1,278,108	(26,447)
Net Assets - Beginning of Year	15,690,172	38,298,215	5,045,613	11,204,705	26,447
Net Assets - End of Year	$17,577,725	$38,287,522	$5,831,216	12,482,813	$--

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

	2011 Division	2013 Division	2014 Division	2019 Division

Investment Income:
Dividends	$--	$--	$--	$--
Expenses:
Risk Charges and Administrative Expenses	(472)	(133)	(1,136)	(796)
Transaction Charges	(229)	(89)	(689)	(541)
Net Investment Income (Loss)	(701)	(222)	(1,825)	(1,337)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	812	315	4,651	1,247
Net Unrealized Gains (Losses)	(672)	312	7,866	16,023
Capital Gain Distributions	--	--	--	--
Net Gains and (Losses)	140	627	12,517	17,270

Net Increase (Decrease) in Net Assets
Resulting from Operations	(561)	405	10,692	15,933

Transfers of Net Premiums	1,891	20	5,125	--
Transfers of Policy Loading, Net	--	--	--	--
Transfers Due to Deaths	136	(16)	342	263
Transfers Due to Other Terminations	(39)	49	(12)	(14)
Transfers Due to Policy Loans	--	--	--	--
Transfers of Cost of Insurance	(1,094)	(501)	(10,788)	(2,635)
Transfers of Net Loan Cost	10	(22)	(1,562)	(485)
Transfers Among Investment Divisions	--	15,401	15,000	1,435

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	904	14,931	8,105	(1,436)

Total Increase (Decrease) in Net Assets	343	15,336	18,797	14,497
Net Assets - Beginning of Year	66,560	11,490	189,815	146,010
Net Assets - End of Year	$66,903	$26,826	$208,612	$160,507

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of eleven investment divisions.  Eight of the divisions each invest solely in the shares of eight corresponding portfolios of the BlackRock Series Fund, Inc. (Series Fund), a diversified open-end management investment company registered under the 1940 Act.  The Series Fund's investment advisor is BlackRock Advisors, LLC.  Three of the divisions each invest solely in the units of three corresponding series trusts of The Merrill Lynch Fund of Stripped (AZero@) U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust.  The sponsor of the Trusts is Advisor’s Asset Management Inc.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies.  The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits.  Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account.  The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.  For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account.  This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re).  On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court).  A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994.  Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts.  Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re.  The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

During 2011, the BlackRock Government Income Portfolio and the BlackRock High Income Portfolio changed their names to BlackRock U.S. Government Bond Portfolio and BlackRock High Yield Portfolio, respectively.

During 2010, the BlackRock Fundamental Growth Portfolio changed its name to BlackRock Capital Appreciation Portfolio.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements.  Preparation of financial statements requires the use of estimates made by management.  Actual results may differ from these estimates.  The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS:  The investments in shares of the Series Fund and units of the Trusts are stated at market value, which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts.  Investment transactions are accounted for on the date the shares and units are purchased or sold.  The cost of shares and units redeemed is determined on the first-in, first-out method.  Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts, respectively, and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES:  For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company.  Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

SUBSEQUENT EVENTS:  As of April 24, 2012, the date in which the financial statements were issued, management has determined that no subsequent events have occurred following the balance sheet date of December 31, 2011, which require recognition or disclosure in the financial statements.

FAIR VALUE MEASUREMENT:  At December 31, 2011 and December 31, 2010, all the Account’s recurring fair value measurements, which consist solely of mutual funds and marketable securities, represent Level 1 fair value measurements, which, as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”, are quoted prices in active markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2011, are shown below:

	Purchases	Sales
BlackRock Money Market Portfolio	$11,625,339	$8,706,119
BlackRock U.S. Government Bond Portfolio	428,701	566,672
BlackRock Total Return Portfolio	640,734	609,280
BlackRock Large Cap Core Portfolio	1,297,337	2,372,178
BlackRock Capital Appreciation Portfolio	828,609	1,875,634
BlackRock Balanced Capital Portfolio	1,415,567	4,701,991
BlackRock High Yield Portfolio	5,507,587	8,325,256
BlackRock Global Allocation Portfolio	1,894,221	2,617,532
2011 Trust	-	67,818
2013 Trust	63	627
2014 Trust	4,187	10,276
2019 Trust	12,968	5,050
Totals	$23,655,313	$29,858,433

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 4 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks.  The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners’ investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to the sponsor of the Trusts, on the sale of units of the Trusts to the Account and deducts a daily charge from the assets of each series trust division in the Account for the reimbursement of these transaction charges.  The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners’ respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2011, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
BlackRock Money Market Division	116,041	43,347	72,694
BlackRock U.S. Government Bond Division	1,410	5,208	(3,798)
BlackRock Total Return Division	4,703	6,642	(1,939)
BlackRock Large Cap Core Division	1,306	9,907	(8,601)
BlackRock Capital Appreciation Division	417	10,220	(9,803)
BlackRock Balanced Capital Division	--	61,474	(61,474)
BlackRock High Yield Division	--	53,023	(53,023)
BlackRock Global Allocation Division	--	25,154	(25,154)
2011 Division	--	1,665	(1,665)
2013 Division	2	12	(10)
2014 Division	9	128	(119)
2019 Division	664	215	449

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base.  This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50.  Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year.  These fees (if applicable) would be deducted from a policyowner’s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%.  A policyowner’s investment base is reduced by the net loan cost.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE

Policyowners’ investment base for 2011, 2010, 2009, 2008, and 2007 consists of the following:

At December 31,                                                                For the year ended December 31,

2011	Units	Separate Account Index Lowest to Highest			Policy owner Invest ment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
BlackRock Money Market Division	392,042	$37.61	to	$42.64	$16,254,895	0.00%	.50%	to	.90%	(0.49%)	to	(0.89%)
BlackRock U.S. Government Bond Division	67,096	80.82	to	91.62	6,057,205	2.73%	.50%	to	.90%	5.93%	to	5.51%
BlackRock Total Return Division	57,761	92.36	to	104.70	5,967,100	4.37%	.50%	to	.90%	5.82%	to	5.40%
BlackRock Large Cap Core Division	125,661	122.97	to	139.39	17,114,127	1.26%	.50%	to	.90%	2.10%	to	1.70%
BlackRock Capital Appreciation Division	146,637	92.80	to	105.20	15,176,643	0.67%	.50%	to	.90%	(9.11%)	to	(9.47%)
BlackRock Balanced Capital Division	551,950	60.34	to	67.21	36,316,670	2.66%	.50%	to	.90%	4.06%	to	3.65%
BlackRock High Yield Division	50,314	53.62	to	59.49	2,927,722	7.14%	.50%	to	.90%	1.54%	to	1.14%
BlackRock Global Allocation Division	179,697	55.36	to	61.13	10,649,946	6.22%	.50%	to	.90%	(3.87%)	to	(4.25%)
2013 Division	778	31.93	to	34.44	26,784	--	.84%	to	1.24%	(0.27%)	to	(0.67%)
2014 Division	5,699	34.82	to	37.41	211,195	--	.84%	to	1.24%	1.92%	to	1.52%
2019 Division	7,919	23.53	to	24.77	196,172	--	.84%	to	1.24%	13.71%	to	13.26%

2010
BlackRock Money Market Division	319,348	$37.95	to	$42.85	$13,335,595	0.01%	.50%	to	.90%	(0.89%)	to	(0.49%)
BlackRock Government Income Division	70,894	76.60	to	86.49	6,043,891	3.81%	.50%	to	.90%	7.80%	to	8.22%
BlackRock Total Return Division	59,700	87.62	to	98.94	5,833,390	4.57%	.50%	to	.90%	7.54%	to	7.97%
BlackRock Large Cap Core Division	134,262	120.91	to	136.53	17,926,845	1.53%	.50%	to	.90%	9.10%	to	9.55%
BlackRock Capital Appreciation Division	156,440	102.51	to	115.75	17,820,740	0.52%	.50%	to	.90%	18.96%	to	19.44%
BlackRock Balanced Capital Division	613,424	58.21	to	64.59	38,816,854	2.46%	.50%	to	.90%	8.32%	to	8.76%
BlackRock High Income Division	103,337	53.02	to	58.59	5,911,836	7.46%	.50%	to	.90%	15.16%	to	15.61%
BlackRock Global Allocation Division	204,851	57.82	to	63.60	12,655,390	1.47%	.50%	to	.90%	9.32%	to	9.77%
2011 Division	1,665	39.17	to	42.43	67,826	--	.84%	to	1.24%	(1.09%)	to	(0.68%)
2013 Division	788	32.15	to	34.54	27,194	--	.84%	to	1.24%	2.00%	to	2.43%
2014 Division	5,818	34.30	to	36.70	211,496	--	.84%	to	1.24%	5.28%	to	5.70%
2019 Division	7,470	20.78	to	21.78	162,726	--	.84%	to	1.24%	10.41%	to	10.78%

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

2009
BlackRock Money Market Division	361,934	$38.29	to	$43.06	$15,215,095	0.32%	.50%	to	.90%	(0.60%)	to	(0.19%)
BlackRock Government Income Division	78,654	71.06	to	79.92	6,194,286	4.56%	.50%	to	.90%	(2.55%)	to	(2.15%)
BlackRock Total Return Division	63,755	81.48	to	91.64	5,768,121	5.67%	.50%	to	.90%	13.85%	to	14.32%
BlackRock Large Cap Core Division	145,168	110.82	to	124.63	17,701,523	1.62%	.50%	to	.90%	21.81%	to	22.29%
BlackRock Fundamental Growth Division	167,155	86.17	to	96.91	15,939,695	0.73%	.50%	to	.90%	36.17%	to	36.72%
BlackRock Balanced Capital Division	668,268	53.74	to	59.39	38,907,281	2.93%	.50%	to	.90%	17.67%	to	18.14%
BlackRock High Income Division	103,517	46.04	to	50.68	5,126,143	9.43%	.50%	to	.90%	51.35%	to	51.96%
BlackRock Global Allocation Division	201,851	52.89	to	57.94	11,382,894	2.68%	.50%	to	.90%	21.39%	to	21.88%
2010 Division	564	44.91	to	48.64	26,868	--	.84%	to	1.24%	(1.17%)	to	(0.78)%
2011 Division	1,645	39.60	to	42.72	67,623	--	.84%	to	1.24%	(1.47%)	to	(1.09%)
2013 Division	347	31.52	to	33.72	11,668	--	.84%	to	1.24%	(2.26%)	to	(1.89%)
2014 Division	5,612	32.58	to	34.72	192,826	--	.84%	to	1.24%	(1.24%)	to	(0.86%)
2019 Division	7,546	18.82	to	19.66	148,329	--	.84%	to	1.24%	(8.51%)	to	(8.13%)

2008
BlackRock Money Market Division	455,327	$38.52	to	$43.14	$19,153,472	2.94%	.50%	to	.90%	1.89%	to	2.31%
BlackRock Government Income Division	87,476	72.92	to	81.68	7,042,413	2.36%	.50%	to	.90%	6.36%	to	6.80%
BlackRock Total Return Division	69,002	71.57	to	80.16	5,469,694	4.57%	.50%	to	.90%	(8.60%)	to	(8.23%)
BlackRock Large Cap Core Division	159,196	90.98	to	101.91	15,898,361	1.18%	.50%	to	.90%	(38.51%)	to	(38.26%)
BlackRock Fundamental Growth Division	182,975	63.28	to	70.88	12,766,147	0.70%	.50%	to	.90%	(39.37%)	to	(39.12%)
BlackRock Balanced Capital Division	727,784	45.67	to	50.27	35,899,953	2.96%	.50%	to	.90%	(27.50%)	to	(27.20%)
BlackRock High Income Division	53,376	30.42	to	33.35	1,742,685	7.97%	.50%	to	.90%	(28.70%)	to	(28.41%)
BlackRock Global Allocation Division	201,930	43.57	to	47.54	9,355,051	6.02%	.50%	to	.90%	(21.40%)	to	(21.08%)
2009 Division	816	44.42	to	48.12	38,614	--	.84%	to	1.24%	2.06%	to	2.48%
2010 Division	624	45.44	to	49.02	29,902	--	.84%	to	1.24%	4.85%	to	5.28%
2011 Division	1,308	40.19	to	43.19	54,014	--	.84%	to	1.24%	7.44%	to	7.88%
2013 Division	349	32.25	to	34.37	11,965	--	.84%	to	1.24%	10.72%	to	11.17%
2014 Division	6,000	32.99	to	35.02	207,718	--	.84%	to	1.24%	12.16%	to	12.61%
2019 Division	7,698	20.57	to	21.40	164,726	--	.84%	to	1.24%	19.28%	to	19.77%

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

At December 31,                                        For the year ended December 31,
Expenses as a

2007	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
BlackRock Money Market Division	524,391	$37.80	to	$42.17	$21,583,773	5.32%	.50%	to	.90%	4.07%	to	4.51%
BlackRock Government Income Division	103,058	68.56	to	76.48	7,794,370	5.33%	.50%	to	.90%	4.38%	to	4.80%
BlackRock Total Return Division	76,089	78.31	to	87.36	6,581,634	5.13%	.50%	to	.90%	3.53%	to	3.95%
BlackRock Large Cap Core Division	171,846	147.96	to	165.05	27,823,915	1.04%	.50%	to	.90%	7.32%	to	7.75%
BlackRock Fundamental Growth Division	202,100	104.37	to	116.43	23,163,266	0.64%	.50%	to	.90%	18.74%	to	19.22%
BlackRock Balanced Capital Division	803,536	63.00	to	69.06	54,510,966	2.76%	.50%	to	.90%	4.69%	to	5.11%
BlackRock High Income Division	39,765	42.67	to	46.59	1,814,592	1.52%	.50%	to	.90%	1.79%	to	2.22%
BlackRock Global Allocation Division	217,528	55.44	to	60.24	12,786,612	20.62%	.50%	to	.90%	16.89%	to	17.36%
2008 Division	3,482	46.70	to	50.59	176,126	--	.84%	to	1.24%	4.01%	to	4.44%
2009 Division	848	43.53	to	46.96	39,206	--	.84%	to	1.24%	5.63%	to	6.05%
2010 Division	883	43.33	to	46.57	40,196	--	.84%	to	1.24%	7.01%	to	7.48%
2011 Division	1,281	37.41	to	40.03	49,144	--	.84%	to	1.24%	8.09%	to	8.51%
2013 Division	335	29.13	to	30.92	10,343	--	.84%	to	1.24%	8.86%	to	9.34%
2014 Division	6,213	29.41	to	31.09	191,110	--	.84%	to	1.24%	9.37%	to	9.82%
2019 Division	7,855	17.25	to	17.87	140,350	--	.84%	to	1.24%	9.04%	to	9.50%

*These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets.  These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values.  The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values.  Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***These ratios represent the total return of the Account’s divisions.  The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios.  The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account.  BCSI is a wholly-owned subsidiary of Monarch Life.

59598  05/12